Premises and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 46.4	$ 58.9	$ 64.4
Occupancy Expense	23.8	24.4	24.1
Equipment Communications And Other Operating Expenses	22.6	34.5	40.3
Rental Income	$ 23.3	$ 27.1	$ 26.6